Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Line Items]
Prepayment to suppliers	¥ 453.7	¥ 0.4
Deposits for leased equipment	1.8	2.0
Cash advance to employees	¥ 3.2	3.8
China [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Prepayment to suppliers		¥ 350.0